Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Net Income of Consolidated Partially-Owned Entities and Attribution of Net Income to Controlling and Non-controlling Interests
The total net income (loss) of Teekay’s consolidated partially-owned entities and the attribution of that net income (loss) to controlling and non-controlling interests is as follows:

	Net (loss) income attributable to non-controlling interests					Controlling Interest			Net income (loss) of consolidated partially-owned entities (1)
	Non-public partially-owned subsidiaries	Preferred unit-holders	Distri- buted Earnings	Undistri- buted Earnings (Loss)	Total Non-Controlling Interest	Distri- buted Earnings	Undistri- buted Earnings (Loss)	Total Controlling Interest (Teekay)
Seapeak (2)	12,900	25,702	—	125,016	163,618	—	91,930	91,930	255,548
Teekay Tankers	—	—	—	(174,787)	(174,787)	—	(67,585)	(67,585)	(242,372)
Other entities and eliminations	—	—	—	—	(5)
For the Year Ended December 31, 2021	12,900	25,702	—	(49,771)	(11,174)
Seapeak (2)	9,955	25,702	—	32,816	68,473	—	28,839	28,839	97,312
Teekay Tankers	—	—	—	105,455	105,455	—	(18,138)	(18,138)	87,317
Other entities and eliminations	—	—	—	—	(13)
For the Year End December 31, 2020	9,955	25,702	—	138,271	173,915
Seapeak (2)	11,814	25,702	40,138	36,007	113,661	20,368	30,575	50,943	164,604
Teekay Tankers	—	—	—	47,887	47,887	—	(6,525)	(6,525)	41,362
Other entities and eliminations	—	—	—	—	43
For the Year Ended December 31, 2019	11,814	25,702	40,138	83,894	161,591
(1)Includes earnings attributable to common and preferred shares.
(2)Seapeak forms part of discontinued operations as at December 31, 2021.
Summary of Capitalized Dry Docking Costs
The following table summarizes the change in the Company’s capitalized dry-docking costs from January 1, 2019 to December 31, 2021:

	Year Ended December 31,
	2021 $	2020 $	2019 $
Balance at the beginning of the year	67,527	71,807	56,019
Costs incurred for dry dockings	23,042	28,546	45,371
Dry-dock amortization	(27,123)	(27,851)	(26,682)
Write-down / sales of vessels	(532)	(4,975)	(2,901)
Balance at the end of the year	62,914	67,527	71,807

Schedule of Accumulated Other Comprehensive Income (Loss)
The following table contains the changes in the balances of each component of accumulated other comprehensive loss attributable to shareholders of Teekay for the periods presented.

	Pension Adjustments Relating to Continuing Operations $	Qualifying Cash Flow Hedging Instruments Related to Discontinued Operations $	Total $
Balance as of December 31, 2018	(3,176)	903	(2,273)
Other comprehensive loss and other	(1,153)	(20,311)	(21,464)
Balance as of December 31, 2019	(4,329)	(19,408)	(23,737)
Other comprehensive loss and other	(548)	(15,259)	(15,807)
Changes to non-controlling interest in AOCI from equity contributions	—	(9,339)	(9,339)
Balance as of December 31, 2020	(4,877)	(44,006)	(48,883)
Other comprehensive income and other	1,881	21,474	23,355
Changes to non-controlling interest in AOCI from equity contributions	—	18	18
Balance as of December 31, 2021	(2,996)	(22,514)	(25,510)